Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 122,159	$ 97,294	$ 68,472
Other comprehensive income (loss):
Foreign currency translation adjustments	10,393	(3,673)	(8,799)
Unrealized holding gains arising during period	930
Income tax benefit (provision)	(5,694)	1,918	1,598
Other comprehensive income, net of tax	5,629	(1,755)	(7,201)
Comprehensive income	$ 127,788	$ 95,539	$ 61,271